                                Berger/BIAM
                                International
                                CORE Fund




                                SEMI-ANNUAL REPORT
                                March 31, 2000


                                [BERGER FUNDS LOGO]

BERGER FUNDS, BERGER/BIAM INTERNATIONAL CORE FUND and BERGER MOUNTAIN LOGO are registered trademarks of Berger LLC; and other marks referred to herein are the trademarks or registered trademarks of the respective owners thereof.

             International CORE Fund                                           3

             Berger Funds o March 31, 2000 International CORE Semi-Annual Report

CONTENTS

--------------------------------------------------------------------------------

BERGER/BIAM INTERNATIONAL CORE FUND

Portfolio Managers' Commentary .............................................   4

Statement of Assets and Liabilities ........................................   7

Statement of Operations ....................................................   7

Statements of Changes in Net Assets ........................................   8

Notes to Financial Statements ..............................................   9

Financial Highlights .......................................................  12

Berger/BIAM International Portfolio

Schedule of Investments ....................................................  14

Statement of Assets and Liabilities ........................................  20

Statement of Operations ....................................................  21

Statements of Changes in Net Assets ........................................  22

Notes to Financial Statements ..............................................  23






To obtain a prospectus for the Fund, which contains more complete information, including risks, fees and expenses, call (800) 551-5849. Please read it carefully before you invest.


Berger Distributors LLC - Distributor (5/00) www.bergerfunds.com

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Berger Funds o March 31, 2000 International CORE Semi-Annual Report

                                                    Ticker Symbol          BBICX
BERGER/BIAM                                         Fund Number              660
INTERNATIONAL CORE FUND                             PORTFOLIO MANAGER COMMENTARY
                                                           BANK OF IRELAND ASSET
                                                          MANAGEMENT (U.S.) LTD.

--------------------------------------------------------------------------------

Performance

The Berger/BIAM International CORE Fund (the "Fund") gained 21.71% in the six-month period ended March 31, 2000, compared with 17.00% for its benchmark, the MSCI EAFE Index.(1)

World equity markets registered exceptional gains toward the end of 1999,fueled by a combination of low interest rates and rising commodity prices. There was significant divergence in the performance of those markets in the first quarter 2000, however. Half of the markets in the 22 countries that comprise the MSCI World Index registered gains and half registered losses (as measured in U.S. dollars). Investor enthusiasm for particularly high-flying Internet stocks dimmed during the quarter as the pricey valuations of these stocks began to be called into question. Indeed, in Europe, there was profit-taking from the technology, media and telecommunications sectors and some evidence that this money was directed toward financial and cyclical stocks. Rising interest rates in all markets except Japan also served as a drag on returns.

Period in Review

The Fund's investment in telecommunications, media and technology stocks was the key reason that it was able to outperform the MSCI EAFE Index this reporting period. The most significant positive contribution came from stocks in the Growth in Telecommunications theme. Vodafone/Mannesmann agreed to a friendly merger in the first quarter 2000,ending their lengthy takeover saga and creating the largest mobile phone operator in the world, with businesses in 25 countries. The combined entity is now our largest holding and, given its global reach and superior growth rate, one we continue to believe in strongly. Other notable performers in the sector were KPN and Ericsson.

Japanese-quoted stocks, such as Murata Manufacturing in the Technological Innovation theme, delivered strong performance in the fourth quarter 1999. Stocks in the Undervalued Asset Profile theme aided performance in the first quarter. Vivendi is one of the companies at the forefront of Europe's corporate activity, which favorably impacted its share price. Philips Electronics, which we added to the portfolio in the first quarter, moved up strongly following its announcement that earnings had more than tripled over the previous year's figures. Total Fina had a 24% increase in profits, aided by the recent run-up in crude oil prices.

Other companies that performed well were News Corp., one of the world's premier media companies, and Takeda Chemical. Analysts are forecasting that Takeda's diabetes drug, Actos, will gain market share now that the U.S. Federal Drug Administration has halted the sale of its largest competitor, Rezulin.

Financial stocks continued their underperformance; their negative returns were largely a reaction to anticipated, and then to actual, increases in global interest rates. Stocks



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             Berger Funds o March 31, 2000 International CORE Semi-Annual Report

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in the Positive Banking Environment and Growth in Personal Savings Products
themes felt this rate move, including ING, which fared poorly despite announcing a 54% increase in net operating profits in the first quarter. We do not believe that the financial stocks in our portfolio deserve the valuations currently attributed to them by the market.

Looking Forward

Toward the end of March, there was some respite for value-oriented investors as several major global, blue-chip, old-economy companies behaved like hot
Internet stocks, appreciating 20%-25% in a matter of days. On a global basis, rising interest rates have started to challenge the high valuations of certain stocks and to make other, previously ignored investment options more attractive. When all is said and done, most of old-economy companies have valuable products and competent, proven management. Undoubtedly, some of these companies will struggle, but there will also be winners as equity market strength broadens. We believe our job is to identify these winners. We will continue to take profits from stocks that we believe are close to or at full valuation and redirect the money to areas where we find value.














Past performance is no guarantee of future results.

1. The Morgan Stanley Capital International EAFE Index represents major overseas stock markets. It is an unmanaged index. One cannot invest directly in an index.

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Berger Funds o March 31, 2000 International CORE Semi-Annual Report

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PERFORMANCE OVERVIEW

Berger/BIAM International CORE Fund

     [COMPARISON OF CHANGE IN VALUE OF BERGER/BIAM INTERNATIONAL CORE FUND
                           VS. MSCI EAFE INDEX GRAPH]

Berger/BIAM International CORE Fund   $3,356,989
MSCI EAFE Index                       $2,452,488

AVERAGE ANNUAL TOTAL RETURNS AS OF MARCH 31, 2000

One Year                                     28.59%
Five Year                                    17.32%
Ten Year                                     12.87%

Performance figures are historical and,in part, reflect the performance of a pool of assets advised by BIAM (Bank of Ireland Asset Management) for periods before the Fund commenced operations on October 11, 1996, adjusted to reflect any increased expenses associated with operating the Fund. The asset pool was not registered with the Securities and Exchange Commission and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the pool had been registered, its performance might have been adversely affected. Investments in the Fund are not insured by the Federal Deposit Insurance Corporation,are not deposits and are not obligations of,or endorsed or guaranteed in any way by, any bank. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares,when redeemed,may be worth more or less than their original cost. Recent market volatility has significantly impacted performance. Please contact us for updated performance information.
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             International CORE Fund                                           7

             Berger Funds o March 31, 2000 International CORE Semi-Annual Report

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STATEMENT OF ASSETS AND LIABILITIES

                                                                                   March 31,2000
                                                                                    (Unaudited)
                                                                                   -------------
Assets
Investment in Berger/BIAM International Portfolio ("Portfolio"), at value          $ 301,619,230
Receivable from fund shares sold                                                         314,115
                                                                                   -------------
  Total Assets                                                                       301,933,345
                                                                                   -------------
Liabilities
Payable for fund shares redeemed                                                          71,444
Accrued administrative services fee                                                       15,422
                                                                                   -------------
  Total Liabilities                                                                       86,866
                                                                                   -------------
Net Assets Applicable to Shares Outstanding                                        $ 301,846,479
                                                                                   -------------

Components of Net Assets
Capital (par value and paid in surplus)                                            $ 216,244,853
Accumulated net investment loss                                                         (701,117
Undistributed net realized gain from investments
  and foreign currency transactions                                                   10,074,720
Net unrealized appreciation of investments and
  foreign currency transactions                                                       76,228,023
                                                                                   -------------
                                                                                   $ 301,846,479
                                                                                   -------------

Shares Outstanding (Unlimited Shares Authorized,Par Value $0.01)                      18,445,695
                                                                                   -------------
Net Asset Value, Offering and Redemption Price Per Share                           $       16.36
                                                                                   -------------

STATEMENT OF OPERATIONS

                                                                                  Six Months Ended
                                                                                    March 31,2000
                                                                                     (Unaudited)
                                                                                  ----------------
Net Investment Income Allocated from Portfolio
   Dividends (net of foreign tax withholding of $152,028)                          $   1,365,762
   Interest                                                                              212,352
   Portfolio expenses (net of earnings credits totaling $3,379)                       (1,327,500)
                                                                                   -------------
     Net Investment Income Allocated from Portfolio                                      250,614
                                                                                   -------------
Fund Expenses
   Administrative services fee                                                            66,193
                                                                                   -------------
   Total Fund Expenses                                                                    66,193
                                                                                   -------------
     Net Investment Income                                                               184,421
                                                                                   -------------
Net Realized and Unrealized Gain on Investments and
   Foreign Currency Transactions Allocated from Portfolio
Net realized gain on investments and foreign currency transactions                    17,088,100
Net change in unrealized appreciation on investments and
  foreign currency transactions                                                       35,252,047
                                                                                   -------------
Net Realized and Unrealized Gain on Investments and
  Foreign Currency Transactions Allocated from Portfolio                              52,340,147
                                                                                   -------------
Net Increase in Net Assets Resulting from Operations                               $  52,524,568
                                                                                   -------------


See notes to financial statements.

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Berger Funds o March 31, 2000 International CORE Semi-Annual Report

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STATEMENTS OF CHANGES IN NET ASSETS

                                                                   Six Months Ended
                                                                     March 31,2000                    Year Ended
                                                                      (Unaudited)                 September 30,1999
                                                                   ----------------               -----------------
From Operations

Net investment income                                                $     184,421                  $   1,337,269
Net realized gain (loss) on investments and foreign
  currency transactions allocated from Portfolio                        17,088,100                     (4,523,057)
Net change in unrealized appreciation on investments
  and foreign currency transactions allocated from
  Portfolio                                                             35,252,047                     50,007,723
                                                                     -------------                  -------------
Net Increase in Net Assets
  Resulting from Operations                                             52,524,568                     46,821,935
                                                                     -------------                  -------------
From Dividends and Distributions to Shareholders
Dividends from net investment income                                      (389,042)                    (4,788,864)
                                                                     -------------                  -------------
Net Decrease in Net Assets from Dividends and
  Distributions to Shareholders                                           (389,042)                    (4,788,864)
                                                                     -------------                  -------------
From Fund Share Transactions
Proceeds from shares sold                                               92,131,354                     88,432,883
Net asset value of shares issued in reinvestment of
  dividends and distributions                                              369,009                      4,568,744
Payments for shares redeemed                                           (74,774,286)                   (56,967,767)
                                                                     -------------                  -------------
Net Increase in Net Assets Derived from
  Fund Share Transactions                                               17,726,077                     36,033,860
                                                                     -------------                  -------------
Net Increase in Net Assets                                              69,861,603                     78,066,931
Net Assets
Beginning of period                                                    231,984,876                    153,917,945
                                                                     -------------                  -------------
End of period                                                        $ 301,846,479                  $ 231,984,876
                                                                     -------------                  -------------
Accumulated net investment loss                                      $    (701,117)                 $    (496,496)
                                                                     -------------                  -------------
Transactions in Fund Shares
Shares sold                                                              6,009,450                      6,732,176
Shares issued to shareholders in reinvestment of
  dividends and distributions                                               23,087                        372,351
Shares redeemed                                                         (4,821,147)                    (4,387,147)
                                                                     -------------                  -------------
Net Increase in Shares                                                   1,211,390                      2,717,380
Shares outstanding, beginning of period                                 17,234,305                     14,516,925
                                                                     -------------                  -------------
Shares outstanding, end of period                                       18,445,695                     17,234,305
                                                                     -------------                  -------------



See notes to financial statements




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             International CORE Fund                                           9

             Berger Funds o March 31, 2000 International CORE Semi-Annual Report

NOTES TO
FINANCIAL STATEMENTS
MARCH 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Organization

The Berger/BIAM International CORE Fund (the "Fund") is a series of the Berger/BIAM Worldwide Funds Trust (the "Trust"), a Delaware business trust, organized on May 31, 1996. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the series comprising the Fund, Berger/BIAM International Fund and International Equity Fund, are the only series established under the Trust, although others may be added in the future. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series.

The investment objective of the Fund is long-term capital appreciation. The Fund invests all of its investable assets in the Berger/BIAM International Portfolio (the "Portfolio"), a series of Berger/BIAM Worldwide Portfolios Trust. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (89% at March 31,2000). The Portfolio is an open-end management investment company and has the same investment objective and policies as the Fund. The performance of the Fund will be derived from the investment performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. All costs in organizing the Trust were borne by BBOI Worldwide LLC, the advisor of the Portfolio (the "Advisor"). The Advisor has delegated the daily investment management of the Portfolio to Bank of Ireland Asset Management (U.S.) Limited ("BIAM" or the "Sub-Advisor"), which owns 50% of the Advisor. Berger LLC ("Berger") owns the remaining 50% of the Advisor.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

Investment Valuation

Since the Fund will invest all of its investable assets in the Portfolio, the value of the Fund's invested assets will be equal to the value of its beneficial interest in the Portfolio. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which accompany the Fund's financial statements.

Calculation Of Net Asset Value

The per share calculation of net asset value is determined by dividing the total value of the Fund's assets, less liabilities, by the total number of shares outstanding.

Income and Expenses

As an investor in the Portfolio, the Fund is allocated its pro rata share of the aggregate investment income, realized and unrealized gains or losses and annual operating expenses (including the investment advisory fee, custodian fees, independent accountants' fees, recordkeeping and pricing agent fees) of the Portfolio. Income, realized and unrealized gain or losses and expenses are allocated on the day incurred in proportion to the prior day's net assets of the Fund relative to the other investors in the Portfolio. Expenses directly attributable to the Fund are charged against the operations of the Fund.

Federal Income Taxes

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund's policy is to comply with the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required.

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Berger Funds o March 31, 2000 International CORE Semi-Annual Report

NOTES TO
FINANCIAL STATEMENTS
MARCH 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------

FEDERAL INCOME TAX STATUS

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatments of net operating losses, foreign currency and tax allocations. Accordingly, these permanent differences in the character of income and distributions between financial statements and tax basis are reclassified to paid-in capital.

At September 30, 1999, the Fund had the following capital loss carryovers which may be used to offset future realized capital gains for federal income tax purposes:

                     Expiring on:

                     September 30,2006                    $   38,805
                     September 30,2007                     6,710,874
                                                          ----------
                        Total capital loss carryovers     $6,749,679
                                                          ==========

For the fiscal year ended September 30, 1999, the Fund incurred and elected to defer post-October 31 net capital and/or currency losses totaling $2,362,430, to the year ended September 30, 2000.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Agreements

Under an Administrative Services Agreement with the Fund, the Advisor serves as the administrator of the Fund. Pursuant to such Agreement, the Fund pays the Advisor a fee at an annual rate equal to the lesser of 0.10% of its average daily net assets or the Advisor's annual cost to provide or procure such services plus 0.01% of the Fund's average daily net assets. Under the Agreement, the Advisor is responsible, at its own expense, for providing or procuring all administrative services reasonably necessary for the operation of the Fund, including recordkeeping and pricing services, transfer agency and dividend disbursing services, tax and audit services, insurance, legal services, printing and mailing to shareholders of prospectuses and other required communications and certain other administrative services. The Advisor has delegated the administration of the Fund to Berger. For such services, the Advisor pays Berger a sub-administration fee equal to 0.25% of the Fund's average daily net assets. Berger has voluntarily waived such sub-administration fee from the Commencement of Investment Operations through March 31, 2000.

State Street Bank & Trust ("State Street") has been appointed to provide recordkeeping and pricing services to the Fund, including calculating the net asset value of the Fund, and to perform certain accounting and recordkeeping functions. In addition, State Street has been appointed to serve as the Fund's transfer agent and dividend disbursing agent. The cost of such services are covered under the Administrative Services Agreement with the Advisor, as mentioned above.



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             Berger Funds o March 31, 2000 International CORE Semi-Annual Report

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Certain officers and trustees of the Trust are officers and directors of Berger and/or the Advisor. Trustees who are not affiliated with Berger and/or the Advisor are compensated for their services according to a fee schedule, allocated among the entire Berger Funds complex, which includes an annual fee component and a per meeting component. Such fees are allocated directly to the Portfolio and, therefore, indirectly to the Fund.

3.  Subsequent Events

On January 19, 2000, Berger and BIAM entered into an agreement to dissolve BBOI. This agreement was approved by shareholders on May 5, 2000. The dissolution of BBOI will have no effect on the investment advisory services to or on the fees borne by the Fund for advisory services. Upon approval of the new management agreement, Berger became the Fund's advisor and BIAM continues to be responsible for the day-to-day management of the Fund's portfolio as sub-advisor. Additionally, the Fund has been renamed Berger International CORE Fund and the Trust has been renamed Berger Worldwide Funds Trust.

12

Berger Funds o March 31, 2000 International CORE Semi-Annual Report

FINANCIAL
HIGHLIGHTS

--------------------------------------------------------------------------------

Berger/BIAM International CORE Fund
For a Share Outstanding Throughout the Period

                                                                                                      Period from
                                                Six Months Ended                                   October 11,1996(1)
                                                 March 31,2000,         Years Ended September 30,  to September 30,
                                                   (Unaudited)            1999           1998              1997
                                                ----------------        --------       --------    ------------------
Net asset value, beginning of period                $  13.46            $  10.60       $  11.67          $ 10.00
                                                    --------            --------       --------          -------

From investment operations
 Net investment income (loss)                           0.01               (0.12)          0.43             0.08
 Net realized and unrealized gains (losses)
 from investments                                       2.91                3.32          (1.34)            1.59
                                                    --------            --------       --------          -------
Total from investment operations                        2.92                3.20          (0.91)            1.67
                                                    --------            --------       --------          -------
Less dividends and distributions
 Dividends (from net investment income)                (0.02)              (0.34)         (0.08)              --
 Distributions (in excess of capital gains)               --                  --          (0.08)              --
                                                    --------            --------       --------          -------
Total dividends and distributions                      (0.02)              (0.34)         (0.16)              --
                                                    --------            --------       --------          -------
Net asset value, end of period                      $  16.36            $  13.46       $  10.60           $11.67
                                                    --------            --------       --------          -------
Total Return(3)                                        21.71%              30.45%         (7.79)%          16.70%
                                                    --------            --------       --------          -------
Ratios/Supplemental Data:

 Net assets, end of period (in thousands)           $301,846            $231,985       $153,918          $97,177
                                                    --------            --------       --------          -------
 Net expense ratio to average net assets(4)(5)          1.03%(2)            1.06%          1.08%            1.10%(2)
 Ratio of net income (loss) to average net assets       0.14%(2)            0.69%          3.44%            1.62%(2)
 Gross expense ratio to average net assets(5)           1.03%(2)            1.06%          1.12%            1.20%(2)
 Portfolio turnover rate(3)(6)                            17%                 16%            17%              17%

1. Commencement of investment operations.
2. Annualized.
3. Not annualized.
4. Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor.
5. Reflects the Fund's expenses plus the Fund's pro rata share of the Portfolio's expenses.
6. Represents the portfolio turnover rate of the Portfolio. All of the investable assets of the Fund are invested in the Portfolio.

See notes to financial statements.

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             Berger Funds o March 31, 2000 International CORE Semi-Annual Report

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                                  BERGER/BIAM
                            INTERNATIONAL PORTFOLIO


                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2000




          THE FOLLOWING PAGES SHOULD BE READ IN CONJUNCTION WITH THE
                      BERGER/BIAM INTERNATIONAL CORE FUND
                              SEMI-ANNUAL REPORT.

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Berger Funds o March 31, 2000 International CORE Semi-Annual Report

Berger/BIAM
International Portfolio

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                                                   March 31, 2000
       Country/Shares         Company                           Industry                                 Value
       --------------         -------                           --------                           --------------
       Common Stock (96.70%)
       Australia (3.38%)
            43,125            Brambles Industries Ltd.          Business & Industrial Services     $    1,097,985
           166,700            National Australia Bank Ltd.      Commercial Banks & Other Banks          2,145,433
           361,740            News Corp. Ltd.                   Media                                   5,060,056
           423,895            Telstra Corp. Ltd.                Utilities                               1,957,606
           212,370            Westpac Banking Corp. Ltd.        Commercial Banks & Other Banks          1,330,857
                                                                                                   --------------
                                                                                                       11,591,937
                                                                                                   --------------
       China (0.47%)
         9,868,000            PetroChina Co. Ltd.(*)            Oil                                     1,622,161
                                                                                                   --------------
       Denmark (0.71%)
            27,255            Tele Danmark - Class B            Utilities                               2,450,909
                                                                                                   --------------
       France (10.12%)
            17,111            Alcatel Alsthom                   Computer/Commercial/
                                                                Office Equipment                        3,752,681
            92,312            Aventis S.A.                      Chemicals                               5,050,291
            46,452            AXA-UAP                           Insurance - Multi/Property/Casualty     6,579,937
            34,250            Michelin - Class B                Automobile Components                   1,098,717
            48,682            Total S.A.- Class B               Oil                                     7,286,937
            95,028            Vivendi                           Diversified Holding Companies          10,952,188
                                                                                                   --------------
                                                                                                       34,720,751
                                                                                                   --------------
       Germany (3.36%)
            52,150            Bayerische HypoVereinsbank
                              A.G.                              Commercial Banks & Other Banks          3,217,186
           117,242            Bayerische Motoren Werk
                              A.G.DM                            Automobiles                             3,694,884
            63,731            Veba A.G.                         Diversified Industrials                 3,255,024
            67,080            Viag A.G.DM                       Utilities                               1,360,163
                                                                                                   --------------
                                                                                                       11,527,257
                                                                                                   --------------

       Hong Kong (2.23%)
           208,000            Cheung Kong (Holdings) Ltd.       Real Estate                             3,112,032
           282,000            China Telecom Ltd.(*)             Utilities                               2,471,762
           144,500            Hong Kong Electric Holdings       Utilities                                 436,104
           189,000            Sun Hung Kai Properties Ltd.      Real Estate                             1,638,402
                                                                                                   --------------
                                                                                                        7,658,300
                                                                                                   --------------

       Italy (3.06%)
           411,566            ENI S.p.A.                        Oil                                     2,058,749
           566,607            Telecom Italia S.p.A.             Utilities                               8,454,127
                                                                                                   --------------
                                                                                                       10,512,876
                                                                                                   --------------

             International Portfolio                                          15

             Berger Funds o March 31, 2000 International CORE Semi-Annual Report

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SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                                           March 31, 2000
Country/Shares  Company                             Industry                                    Value
--------------  -------                             --------                               --------------
Common Stock (96.70%) - continued
Japan (21.36%)
    15,600      ACOM Co. Ltd.                       Insurance - Multi/Property/Casualty     $  1,687,759
    93,000      Bank of Tokyo-Mitsubishi
                Ltd.+                               Commercial Banks & Other Banks             1,328,571
   183,000      Canon, Inc.+                        Computer/Commercial/
                                                    Office Equipment                           7,930,178
    83,000      Fuji Photo Film Co. Ltd.            Photo Equipment & Supplies                 3,653,325
   383,000      Hitachi Ltd.                        Electronics & Instruments                  4,546,469
    47,000      Honda Motor Co. Ltd.                Automobiles                                1,940,597
    28,000      Hoya Corp.                          Electronics & Instruments                  2,644,853
    95,000      Kao Corp.                           Food & Grocery Products                    2,904,859
       130      Keyence Corp.                       Electronics & Instruments                     51,903
     7,000      Mabuchi Motor Co. Ltd.              Electronics & Instruments                    743,012
    36,000      Murata Manufacturing Co.
                Ltd.+                               Electronics & Instruments                  8,746,713
   146,000      NEC Corp.                           Electronics & Instruments                  4,307,916
       191      Nippon Telegraph & Telephone
                Corp.+                              Utilities                                  3,031,745
       186      NTT Mobile Communications
                Network, Inc.+                      Utilities                                  7,625,474
    33,000      Pioneer Corp.                       Household Durables & Appliances              935,144
    11,700      Rohm Co. Ltd.                       Electronics & Instruments                  4,067,484
   104,000      Shiseido Co. Ltd.                   Health & Personal Care                     1,412,795
    24,300      Sony Corp.- New(*)                  Household Durables & Appliances            3,454,864
    24,300      Sony Corp.                          Household Durables & Appliances            3,431,200
   107,000      Takeda Chemical Industries          Health & Personal Care                     7,606,388
    11,600      Takefuji Corp.                      Insurance - Multi/Property/Casualty        1,242,574
                                                                                            ------------
                                                                                              73,293,823
                                                                                            ------------
Netherlands (10.29%)
   155,580      ABN Amro Holdings N.V.              Commercial Banks & Other Banks             3,465,656
   158,137      Elsevier N.V.                       Media                                      1,603,251
    56,877      Fortis N.V.                         Commercial Banks & Other Banks             1,455,200
    22,700      Heineken N.V.                       Beverage Industry/Tobacco
                                                   Manufacturing                              1,212,582
   163,217      ING Groep N.V.                      Insurance - Multi/Property/Casualty        8,835,763
   114,980      Koninklijke Ahold N.V.              Retail Trade                               2,990,155
    64,175      Koninklijke KPN N.V.                Utilities                                  7,344,138
    15,375      Philips Electronics N.V.            Household Durables & Appliances            2,582,271
    48,480      Royal Dutch Petroleum Co.           Oil                                        2,828,954
    73,490      TNT Post Group N.V.                 Utilities                                  1,649,694
    22,760      VNU N.V.                            Media                                      1,339,869
                                                                                            ------------
                                                                                              35,307,533
                                                                                            ------------

16

Berger Funds o March 31, 2000 International CORE Semi-Annual Report

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                                           March 31, 2000
Country/Shares  Company                            Industry                                     Value
--------------  -------                            --------                                --------------
Common Stock (96.70%) - continued
New Zealand (0.14%)
    101,787     Telecom Corp. of New Zealand
                Ltd.                               Utilities                                $  460,162
                                                                                            ----------

Portugal (0.26%)
     46,450     Electricidade de
                Portugal S.A.                      Utilities                                   868,549
                                                                                            ----------

Singapore (1.44%)
    217,027     Development Bank of
                Singapore Ltd.                     Commercial Banks & Other Banks            2,864,957
    112,450     Overseas Chinese Banking
                Corp. Ltd.                         Commercial Banks & Other Banks              696,244
     86,000     Singapore Press Holdings
                Ltd.                               Media                                     1,371,378
                                                                                            ----------
                                                                                             4,932,579
                                                                                            ----------

South Korea (0.62%)
     24,200     Korea Telecom Corp.-
                Sponsored ADR                      Utilities                                 1,058,750
     39,250     Pohang Iron & Steel Co.
                Ltd.- Sponsored ADR                Mining, Metals & Minerals                 1,079,375
                                                                                            ----------
                                                                                             2,138,125
                                                                                            ----------

Spain (2.47%)
    346,322     Banco De Santander S.A.            Commercial Banks & Other Banks            3,719,821
    188,536     Telefonica S.A.(*)                 Utilities                                 4,760,591
                                                                                            ----------
                                                                                             8,480,412
                                                                                            ----------

Sweden (0.97%)
     37,670     Telefonaktiebolaget LM
                Ericsson - Class B                 Utilities                                 3,309,319
                                                                                            ----------

Switzerland (7.91%)
      2,052     Alusuisse Lonza Group A.G.(*)      Fabricated Metal Products                 1,295,337
      2,052     Lonza A.G.Reg.(*)                  Chemicals                                 1,112,756
      3,441     Nestle S.A.Reg.                    Food & Grocery Products                   6,164,775
      3,401     Novartis A.G.Reg.                  Health & Personal Care                    4,649,577
        493     Roche Holding A.G.                 Health & Personal Care                    5,352,800
      2,492     Schweizerische
                Rueckversicherungs Reg.            Insurance - Multi/Property/Casualty       4,316,260

             International Portfolio                                          17

             Berger Funds o March 31, 2000 International CORE Semi-Annual Report

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                                         March 31, 2000
Country/Shares Company                            Industry                                   Value
-------------- -------                            --------                               --------------
Common Stock (96.70%) - continued
Switzerland (7.91%) - continued
    16,211     Union Bank of Switzerland
               A.G.Reg.                           Commercial Banks & Other Banks         $   4,258,999
                                                                                         -------------
                                                                                            27,150,504
                                                                                         -------------
United Kingdom (27.91%)
    10,300     3i Group PLC                       Diversified Holding Companies                216,324
   277,603     Allied Zurich PLC                  Insurance - Life & Agents/Brokers          3,045,653
    92,180     AstraZeneca PLC                    Health & Personal Care                     3,729,509
   196,175     Barclays PLC                       Commercial Banks & Other Banks             5,195,496
   309,767     British American Tobacco           Beverage Industry/
               PLC                                Tobacco Manufacturing                      1,704,202
   341,530     Cable & Wireless PLC               Utilities                                  6,411,010
   398,560     Cadbury Schweppes PLC              Beverage Industry/
                                                  Tobacco Manufacturing                      2,675,383
   490,260     Diageo PLC                         Beverage Industry/
                                                  Tobacco Manufacturing                      3,679,592
   156,656     EMI Group PLC(*)                   Media                                      1,737,435
   217,550     Glaxo Wellcome PLC                 Health & Personal Care                     6,222,657
   447,032     Granada Group PLC                  Entertainment/Leisure/Toys                 4,790,526
   409,750     Hilton Group PLC                   Entertainment/Leisure/Toys                 1,904,943
   752,414     Invensys PLC                       Machinery & Engineering Services           3,339,138
   380,588     Lloyds TSB Group PLC               Commercial Banks & Other Banks             4,014,813
   295,300     Marconi PLC                        Electronics & Instruments                  3,524,500
   241,350     Old Mutual PLC(*)                  Insurance - Multi/Property/Casualty          576,887
    79,020     Pearson PLC                        Media                                      2,746,281
   373,915     Prudential PLC                     Insurance - Life & Agents/Brokers          5,639,568
    69,560     Railtrack Group PLC                Road & Rail                                  813,040
   115,550     Reuters Group PLC                  Media                                      2,342,121
    98,458     Royal Bank of Scotland
               Group PLC(*)                       Commercial Banks & Other Banks             1,448,121
   843,732     Shell Transport & Trading Co.
               PLC                                Oil                                        6,991,336
   144,600     TI Group PLC                       Machinery & Engineering Services             711,998
 4,018,240     Vodafone AirTouch Group
               PLC                                Utilities                                 22,314,699
                                                                                         -------------
                                                                                            95,775,232
                                                                                         -------------
Total Common Stock (Cost $240,706,613)                                                     331,800,429
                                                                                         -------------

18

Berger Funds o March 31, 2000 International CORE Semi-Annual Report

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

       Country/                                                                                March 31, 2000
       Par Value       Company                                                                       Value
       ---------       -------                                                                 --------------
        Repurchase Agreement (1.82%)
        U.S.A.
        $6,261,000     State Street Repurchase Agreement, 6.05% dated March
                       31, 2000, to be repurchased at $6,264,113 on April
                       3, 2000, collateralized by U.S. Treasury Note, 5.75% -
                       June 30, 2001, with a value of $6,386,775                               $    6,261,000
                                                                                               --------------
        Total Repurchase Agreement (Cost $6,261,000)                                                6,261,000
                                                                                               --------------
        Total Investments (Cost $246,967,613) (98.52%)                                            338,061,429
        Total Other Assets, Less Liabilities (1.48%)                                                5,091,454
                                                                                               --------------
        Net Assets (100.00%)                                                                   $  343,152,883
                                                                                               --------------
         (*)   Non-income producing security.
          +  - Security is designated as collateral for forward foreign currency contracts.
         ADR - American Depositary Receipt.
         PLC - Public Limited Company.

             International Portfolio                                          19

             Berger Funds o March 31, 2000 International CORE Semi-Annual Report

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

Outstanding Forward Foreign Currency Contracts

                                                                                   Unrealized
                            Contract         Maturity          Value on           Appreciation/
            Currency         Amount            Date         March 31, 2000       (Depreciation)
            --------        --------         --------       --------------       -------------
Sell      Japanese Yen    266,718,000       4/18/2000       $ 2,605,991          $  (48,943)
Sell      Japanese Yen    332,650,000       4/28/2000         3,256,231             (46,253)
Sell      Japanese Yen    338,962,000        5/2/2000         3,320,292            (241,059)
Sell      Japanese Yen    279,612,000        5/9/2000         2,741,939            (122,132)
Sell      Japanese Yen    266,718,000       5/18/2000         2,619,196             (49,659)
Sell      Japanese Yen    253,531,000       5/18/2000         2,489,699            (136,524)
Sell      Japanese Yen    220,022,000       5/30/2000         2,164,719            (153,365)
                                                            -----------          ----------
                                                            $19,198,067          $ (797,935)
                                                            -----------          ----------



See notes to financial statements.

20


Berger Funds o March 31, 2000 International CORE Semi-Annual Report

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

                                                                   March 31, 2000
                                                                     (Unaudited)
                                                                   --------------
Assets
Investments, at cost                                               $  246,967,613
                                                                   --------------
Investments, at value                                              $  338,061,429
Cash                                                                          749
Foreign cash (cost $2,478,677)                                          2,525,425
Receivables
   Investment securities sold                                             696,575
   Contributions                                                        4,180,825
   Dividends                                                            1,142,791
   Interest                                                                 1,052
Investment held as collateral for securities loaned                    25,964,940
                                                                   --------------
   Total Assets                                                       372,573,786
                                                                   --------------
Liabilities
Payables
   Investment securities purchased                                      1,795,678
   Withdrawals                                                            544,266
Collateral on securities loaned                                        25,964,940
Accrued investment advisory fees                                          260,943
Accrued custodian and accounting fees                                      41,852
Accrued audit fees                                                         15,289
Net unrealized depreciation on forward currency contracts                 797,935
                                                                   --------------
   Total Liabilities                                                   29,420,903
                                                                   --------------
Net Assets                                                         $  343,152,883
                                                                   --------------

See notes to financial statements.

             International Portfolio                                          21

             Berger Funds o March 31, 2000 International CORE Semi-Annual Report

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

                                                                                               Six Months Ended
                                                                                                March 31, 2000
                                                                                                  (Unaudited)
                                                                                               ----------------
Investment Income
   Dividends (net of foreign tax withholding of $172,344)                                         $  1,554,581
   Interest                                                                                            234,590
   Securities lending income                                                                               480
                                                                                                  ------------
   Total Income                                                                                      1,789,651
                                                                                                  ------------
Expenses
   Investment advisory fees                                                                          1,381,557
   Accounting fees                                                                                      31,841
   Custodian fees                                                                                       66,967
   Audit fees                                                                                           14,989
   Legal fees                                                                                            2,311
   Trustees' fees and expenses                                                                           8,213
   Shareholder reporting fees                                                                            2,438
   Other expenses                                                                                        4,005
                                                                                                  ------------
   Gross Expenses                                                                                    1,512,321
                                                                                                  ------------
   Less earnings credits                                                                                (3,815)
   Net Expenses                                                                                      1,508,506
                                                                                                  ------------
   Net Investment Income                                                                               281,145
                                                                                                  ------------
Net Realized and Unrealized Gain on Investments and
   Foreign Currency Transactions
Net realized gain on investments and foreign currency transactions                                  19,441,598
Net change in unrealized appreciation on investments
   and foreign currency transactions                                                                40,844,946
                                                                                                  ------------
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions                   60,286,544
                                                                                                  ------------

Net Increase in Net Assets Resulting from Operations                                              $ 60,567,689
                                                                                                  ------------

See notes to financial statements.

22

Berger Funds o March 31, 2000 International CORE Semi-Annual Report

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                            Six Months Ended
                                                              March 31,2000       Year Ended
                                                               (Unaudited)     September 30,1999
                                                            -----------------  -----------------
From Operations
Net investment income                                        $     281,145      $   1,669,631
Net realized gain (loss) on investments and
  foreign currency transactions                                 19,441,598         (5,205,587)
Net change in unrealized appreciation on
  investments and foreign currency transactions                 40,844,946         58,159,547
                                                             -------------      -------------
Net Increase in Net Assets
  Resulting from Operations                                     60,567,689         54,623,591
                                                             -------------      -------------
From Transactions in Investors' Beneficial Interest
Contributions                                                  190,340,888        161,557,439
Withdrawals                                                   (172,967,064)      (128,565,460)
                                                             -------------      -------------
Net Increase in Net Assets Derived from
  Investors' Beneficial Interest Transactions                   17,373,824         32,991,979
                                                             -------------      -------------
Net Increase in Net Assets                                      77,941,513         87,615,570
Net Assets
Beginning of period                                            265,211,370        177,595,800
                                                             -------------      -------------
End of period                                                $ 343,152,883      $ 265,211,370
                                                             -------------      -------------



                                         Six Months Ended            Years Ended                  Period from
                                           March 31,2000            September 30,              October 11,1996(1)
                                            (Unaudited)         1999            1998          to September 30,1997
                                         ----------------      ------         --------        --------------------
Ratios/Supplementary Data
Net assets, end of period
  (in thousands)                            $343,153           $265,211       $177,596           $122,217
Net expense ratio to average
  net assets(3)                                 0.98%(2)           1.00%          1.00%              0.89%(2)
Ratio of net income to average
  net assets                                    0.18%(2)           0.75%          3.45%              1.63%(2)
Gross expense ratio to average
  net assets                                    0.98%(2)           1.01%          1.04%              1.10%(2)
Portfolio turnover rate(4)                        17%                16%            17%                17%

1. Commencement of investment operations.
2. Annualized.
3. Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor.
4. Not annualized.

See notes to financial statements.

             International Portfolio                                          23

             Berger Funds o March 31, 2000 International CORE Semi-Annual Report


NOTES TO
FINANCIAL STATEMENTS
MARCH 31, 2000 (UNAUDITED)

-------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Organization

The Berger/BIAM International Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio is a series of the Berger/BIAM Worldwide Portfolios Trust (the "Trust"), which was organized as a Delaware business trust on May 31, 1996. All costs in organizing the Trust were borne by BBOI Worldwide LLC ("BBOI"), the investment advisor of the Portfolio. Currently there are three investors in the Portfolio, the Berger/BIAM International Fund, the International Equity Fund and the Berger/BIAM International CORE Fund.

The investment objective of the Portfolio is long-term capital appreciation. The Portfolio invests primarily in common stocks of well-established companies located outside of the United States.

The Portfolio is advised by BBOI, which has delegated daily investment management of the Portfolio to Bank of Ireland Asset Management (U.S.) Limited ("BIAM"). Berger LLC ("Berger") and BIAM each own 50% of BBOI.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

Investment Valuation

Securities are valued at the close of the regular trading session of the New York Stock Exchange (the "Exchange") on each day that the Exchange is open. Securities listed on national exchanges, the Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if no last sale price is available, they are valued using the mean between their current bid and ask prices. Securities traded in the over-the-counter market are valued at the mean between their current bid and ask prices. Short-term obligations maturing within sixty days are valued at amortized cost, which approximates market value. Prices of foreign securities are converted to U.S. dollars using exchange rates determined prior to the close of the Exchange. Securities for which quotations are not readily available are valued at fair values as determined in good faith pursuant to consistently applied procedures established by the trustees of the Portfolio.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open. If during such periods, events occur that materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith pursuant to consistently applied procedures established by the trustees of the Portfolio.

Foreign Currency Translation

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation. The cost of securities is translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

24

Berger Funds o March 31, 2000 International CORE Semi-Annual Report

NOTES TO
FINANCIAL STATEMENTS
MARCH 31, 2000 (UNAUDITED)

-------------------------------------------------------------------------------

FEDERAL INCOME TAXES

The Portfolio is considered a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Sub-Chapter M of the Internal Revenue Code.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on the date investments are purchased or sold. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are reported as soon as the Portfolio is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Dividend income is recorded net of foreign taxes withheld. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium. Gains and losses are computed on the identified cost basis for both financial statement and federal income tax purposes for all securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. AGREEMENTS

BBOI renders investment advisory services to the Portfolio pursuant to an agreement that provides for an investment advisory fee to be paid to BBOI at the annual rate of .90% of the Portfolio's average daily net assets. BBOI is also responsible for providing for or arranging for all managerial and administrative services necessary for the operations of the Portfolio. BBOI pays BIAM a sub-advisory fee from the investment advisory fee it receives from the Portfolio.

The Portfolio has also entered into recordkeeping and pricing agreements with State Street Bank & Trust ("State Street"), which also serves as the Portfolio's custodian and transfer agent. The recordkeeping and pricing agreements provide for the monthly payment of a base fee plus a fee computed as a percentage of average daily net assets on a total relationship basis with the entire Berger Funds complex. State Street's fees for custody, recordkeeping, pricing and transfer agency services are subject to reduction by credits earned by the Portfolio, based on the cash balances of the Portfolio held by State Street as custodian.

Certain officers and trustees of the Trust are officers and directors of Berger and/or BBOI. Trustees who are not affiliated with Berger and/or BBOI are compensated for their services according to a fee schedule, allocated among the Berger Funds complex, which includes an annual fee component and a per meeting component. The Portfolio's portion of the trustees' fees and expenses for the period ended March 31, 2000, totaled $8,213.

The Trust adopted a Trustee Fee Deferral Plan (the "Plan") which allows the non-affiliated trustees to defer the receipt of all or a portion of the trustee fees payable. The deferred fees are invested in various Berger Funds until distribution in accordance with the Plan.

             International Portfolio                                          25

             Berger Funds o March 31, 2000 International CORE Semi-Annual Report

--------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS

PURCHASES AND SALES

Purchases and sales proceeds of investment securities (excluding short-term securities) during the period ended March 31, 2000 were as follows:

                          Purchases                  Sales
                         -----------              -----------
                         $63,920,962              $48,563,395

There were no purchases or sales of long-term U.S. government securities during the period ended March 31, 2000.

Unrealized Appreciation, Unrealized Depreciation And Federal Tax Cost Of Securities At March 31, 2000, the federal tax cost of securities and the composition of net unrealized appreciation Berger Funds o March 31, 2000 International CORE Semi-Annual (depreciation) of investment securities held was as follows:

                      Gross Unrealized      Gross Unrealized
Federal Tax Cost         Appreciation         Depreciation           Net
----------------      ----------------      ----------------     -----------
 $247,056,513            $105,425,718        $(14,420,802)       $91,004,916

FORWARD CURRENCY CONTRACTS

The Portfolio may enter into forward foreign currency exchange contracts for the purpose of hedging the Portfolio against exposure to market value fluctuations in foreign currencies. The use of such instruments may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations. Forward currency contracts and foreign denominated assets may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risk may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted to the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Realized gains or losses on these securities are included in Net Realized Gain (Loss) on Investments and Foreign Currency Transactions in the Statement of Operations.

SECURITIES LENDING

Under an agreement with State Street, the Portfolio has the ability to lend securities to brokers, dealers and other financial institutions. Loans of portfolio securities are collateralized by cash in an amount equal to at least 102% of the market value of the loaned securities at the time the loan is made. The collateral is evaluated daily to ensure that it exceeds the current market value of the loaned securities. The cash collateral received is invested in a money market fund and income generated by such investment, net of any rebates paid by State Street to borrowers, is remitted to State Street, as lending agent, and the remainder is paid to the Portfolio.

At March 31, 2000, the Portfolio had securities on loan with a market value of $24,699,259. Income earned from securities lending transactions is included in securities lending income in the Statement of Operations.

26

Berger Funds o March 31, 2000 International CORE Semi-Annual Report

NOTES TO
FINANCIAL STATEMENTS
MARCH 31, 2000 (UNAUDITED)

-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS

Repurchase agreements held by the Portfolio are fully collateralized by U.S. government securities and such collateral is in the possession of the Portfolio's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

CONCENTRATION OF RISK

The Portfolio may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risk resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions in the Statement of Operations includes fluctuations from currency exchange rates and fluctuations in market value.

4. LINE OF CREDIT

The Portfolio, along with certain other Berger Funds, is party to an ongoing agreement with certain banks that allows these Funds and the Portfolio, collectively, to borrow up to $150 million, subject to certain conditions, for temporary or emergency purposes. Interest, based on the Federal Funds Rate, is charged to the specific party that executes the borrowing. In addition, the unsecured line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. At March 31, 2000, the Portfolio had no borrowings outstanding on the line of credit.

5. SUBSEQUENT EVENTS

On January 19, 2000, Berger and BIAM entered into an agreement to dissolve BBOI. This agreement was approved by shareholders on May 5, 2000. The dissolution of BBOI will have no effect on the investment advisory services to the Portfolio; however, effective May 12, the investment advisory fee charged to the Portfolio will be reduced according to the following schedule:

        Average Daily Net Assets              Annual Rate
        ------------------------              -----------
        First $500 million                       .85%
        Next $500 million                        .80%
        Over $1 billion                          .75%

Immediately upon shareholder approval Berger became the Fund's advisor and BIAM continues to be responsible for the day-to-day management of the Portfolio as sub-advisor. Additionally, the Portfolio has been renamed Berger International Portfolio and the Trust has been renamed Berger Worldwide Portfolios Trust.

CORESAR